UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    September 18, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       2627        33100   X                         33100
Apache Corp              Common    037411105       9305       163597   X                        163597
BP P.L.C.                Common    055622104       5660       106584   X                        106584
Canadian Natural Resour  Common    136385101       5867       178100   X                        178100
ChevronTexaco Corporati  Common    166764100      34014       376798   X                        376798
Conoco Inc               Common    208251504       6490       222400   X                        222400
Cooper Cameron Corp      Common    216640102         51         1000   X                          1000
Core Labs NV             Common    N22717107       1052        71300   X                         71300
Devon Energy             Common    25179M103       2105        43600   X                         43600
EOG Resources            Common    26875P101       6258       154300   X                        154300
El Paso Energy Corp      Common    28336L109      13127       298142   X                        298142
Exxon Mobil Corp         Common    30231G102      92323      2106380   X                       2106380
Forest Oil Corp          Common    346091705       6450       217750   X                        217750
GlobalSantaFe Corp       Common    G3930E101       8538       261090   X                        261090
Halliburton Co           Common    406216101       1833       107400   X                        107400
Hydrill Company          Common    448774109        456        18700   X                         18700
Kerr McGee Corp          Common    492386107       8918       141889   X                        141889
Knightsbridge Tankers L  Common    G5299G106         11          600   X                           600
Marathon Oil Corp        Common    565849106       5112       177500   X                        177500
McDermott International  Common    580037109       5932       381500   X                        381500
Mirant Corporation       Common    604675108       1590       110000   X                        110000
Murphy Oil               Common    626717102       3053        31800   X                         31800
Noble Energy Inc         Common    655044105       7648       195800   X                        195800
Occidental Pete Corp     Common    674599105       8838       303200   X                        303200
Ocean Energy             Common    67481E106      14855       750640   X                        750640
Phillips Petroleum       Common    718507106       7888       125600   X                        125600
Pioneer Natural Resouce  Common    723787107       8622       386800   X                        386800
Pogo Producing Co        Common    730448107       9123       287800   X                        287800
Royal Dutch Pete         Common    780257804      33649       619450   X                        619450
Schlumberger LTD         Common    806857108       9355       159050   X                        159050
Spinnaker Exploration C  Common    84855W109       4519       108500   X                        108500
Talisman Energy, Inc     Common    87425E103       1532        36700   X                         36700
Transocean Inc           Common    G90078109       1603        48238   X                         48238
Unocal Corp              Common    915289102       3217        82600   X                         82600
W H Energy Services      Common    92925E108       4504       208500   X                        208500
Westport Resources, Inc  Common    961418100       5414       275500   X                        275500
Willbros Group, Inc.     Common    969199108      16609       995153   X                        995153
Williams Companies       Common    969457100      13995       594000   X                        594000

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  372,140